Restatement of Previously Issued Consolidated Financial Statements	12 Months Ended
Dec. 31, 2020
Stable Road Acquisition Corp [Member]
Restatement of Previously Issued Consolidated Financial Statements [Line Items]
RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS

The Company previously accounted for its outstanding Public Warrants (as defined in Note 4) and Private Placement Warrants issued in connection with its Initial Public Offering as components of equity instead of as derivative liabilities. The warrant agreement governing the warrants includes a provision that provides for potential changes to the settlement amounts dependent upon the characteristics of the holder of the warrant. In addition, the warrant agreement includes a provision that in the event of a tender or exchange offer made to and accepted by holders of more than 50% of the outstanding shares of a single class of common shares, all holders of the warrants would be entitled to receive cash for their warrants (the “tender offer provision”).

In connection with the audit of the Company’s consolidated financial statements for the year ended December 31, 2020, the Company’s management further evaluated the warrants under Accounting Standards Codification (“ASC”) Subtopic 815-40, Contracts in Entity’s Own Equity. ASC Section 815-40-15 addresses equity versus liability treatment and classification of equity-linked financial instruments, including warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed to the issuer’s common stock. Under ASC Section 815-40-15, a warrant is not indexed to the issuer’s common stock if the terms of the warrant require an adjustment to the exercise price upon a specified event and that event is not an input to the fair value of the warrant. Based on management’s evaluation, the Company’s audit committee, in consultation with management and after discussion with the Company’s independent registered public accounting firm, concluded that the Company’s Private Placement Warrants are not indexed to the Company’s common shares in the manner contemplated by ASC Section 815-40-15 because the holder of the instrument is not an input into the pricing of a fixed-for-fixed option on equity shares. In addition, based on management’s evaluation, the Company’s audit committee, in consultation with management and after discussion with the Company’s independent registered public accounting firm, concluded the tender offer provision included in the warrant agreement fails the “classified in stockholders’ equity” criteria as contemplated by ASC Section 815-40-25.

As a result of the above, the Company should have classified the warrants as derivative liabilities in its previously issued consolidated financial statements. Under this accounting treatment, the Company is required to measure the fair value of the warrants at the end of each reporting period and recognize changes in the fair value from the prior period in the Company’s operating results for the current period.

The Company’s accounting for the warrants as components of equity instead of as derivative liabilities did not have any effect on the Company’s previously reported operating expenses or cash.

	As Previously Reported	Adjustments	As Restated
Balance sheet as of November 13, 2019 (audited)
Warrant Liabilities	$—	$13,996,325	$13,996,325
Total Liabilities	6,902,150	13,996,325	20,898,475
Class A Common Stock Subject to Possible Redemption	162,038,390	(13,996,330)	148,042,060
Class A Common Stock	159	140	299
Additional Paid-in Capital	5,011,163	857,554	5,868,717
(Accumulated Deficit) Retained Earnings	(11,750)	(857,689)	(869,439)
Total Stockholders’ Equity	5,000,003	5	5,000,008
Number of Class A common stock subject to redemption	16,203,839	(1,399,633)	14,804,206

Balance sheet as of December 31, 2019 (audited)
Warrant Liabilities	$—	$7,857,175	$7,857,175
Total Liabilities	7,095,309	7,857,175	14,952,484
Class A Common Stock Subject to Possible Redemption	162,112,500	(7,857,180)	154,255,320
Class A Common Stock	158	78	236
Additional Paid-in Capital	4,937,054	(4,937,054)	0
(Accumulated Deficit) Retained Earnings	62,359	4,936,981	4,999,340
Total Stockholders’ Equity	5,000,002	5	5,000,004

Balance sheet as of March 31, 2020 (unaudited)
Warrant Liabilities	$—	$6,907,475	$6,907,475
Total Liabilities	7,240,139	6,907,475	14,147,614
Class A Common Stock Subject to Possible Redemption	162,371,970	(6,907,480)	155,464,490
Class A Common Stock	156	69	225
Additional Paid-in Capital	4,677,586	(4,677,586)	0
(Accumulated Deficit) Retained Earnings	321,830	4,677,522	4,999,352
Total Stockholders’ Equity	5,000,003	5	5,000,008

Balance sheet as of June 30, 2020 (unaudited)
Warrant Liabilities	$—	$5,721,775	$5,721,775
Total Liabilities	7,038,476	5,721,775	12,760,251
Class A Common Stock Subject to Possible Redemption	162,408,340	(5,721,780)	156,686,560
Class A Common Stock	155	57	212
Additional Paid-in Capital	4,641,217	(4,641,217)	0
(Accumulated Deficit) Retained Earnings	358,202	4,641,165	4,999,367
Total Stockholders’ Equity	5,000,005	5	5,000,010

Balance sheet as of September 30, 2020 (unaudited)
Warrant Liabilities	$—	$10,424,088	$10,424,088
Total Liabilities	6,989,141	10,424,088	17,413,229
Class A Common Stock Subject to Possible Redemption	162,243,730	(10,424,090)	151,819,640
Class A Common Stock	157	104	261
Additional Paid-in Capital	4,805,825	61,046	4,866,871
Accumulated Deficit) Retained Earnings	193,592	(61,148)	132,444
Total Stockholders’ Equity	5,000,005	2	5,000,007
	As Previously Reported	Adjustments	As Restated
Balance sheet as of December 31, 2020 (audited)
Warrant Liabilities	$—	$48,077,888	$48,077,888
Total Liabilities	9,385,896	48,077,888	57,463,784
Class A Common Stock Subject to Possible Redemption	159,347,050	(48,077,890)	111,269,160
Class A Common Stock	186	480	666
Additional Paid-in Capital	7,702,476	37,714,470	45,416,946
Accumulated Deficit	(2,703,091)	(37,714,948)	(40,418,039)
Total Stockholders’ Equity	5,000,002	2	5,000,004

Statement of operations for period from May 28, 2019 (inception) through December 31, 2019 (audited)
Net income (loss)	$62,359	$5,281,461	$5,343,820
Transaction Costs	—	(857,689)	(857,689)
Change in fair value of warrant liabilities	—	6,139,150	6,139,150
Basic net loss per share, Class A and Class B non-redeemable common stock	(0.03)	1.31	1.28
Diluted net loss per share, Class A and Class B non-redeemable common stock	—	1.24	1.24

Statement of operations for the Three months ended March 31, 2020 (unaudited)
Net income (loss)	$259,471	$949,700	$1,209,171
Change in fair value of warrant liabilities	—	949,700	949,700
Basic and diluted net income (loss) per share, Class A and Class B non-redeemable common stock	(0.04)	0.20	0.16

Statement of operations for the Three months ended June 30, 2020 (unaudited)
Net income (loss)	$36,372	$1,185,700	$1,222,072
Change in fair value of warrant liabilities	—	1,185,700	1,185,700
Basic and diluted net loss per share, Class A and Class B non-redeemable common stock	(0.05)	0.24	0.19

Statement of operations for the Six months ended June 30, 2020 (unaudited)
Net income (loss)	$295,843	$2,135,400	$2,431,243
Change in fair value of warrant liabilities	—	2,135,400	2,135,400
Basic and diluted net loss per share, Class A and Class B non-redeemable common stock	(0.09)	0.44	0.35

Statement of operations for the Three months ended September 30, 2020 (unaudited)
Net income (loss)	$(164,610)	$(4,702,313)	$(4,866,923)
Change in fair value of warrant liabilities	—	(4,702,313)	(4,702,313)
Basic and diluted net loss per share, Class A and Class B non-redeemable common stock	(0.04)	(0.96)	(1.00)
	As Previously Reported	Adjustments	As Restated
Statement of operations for the Nine months ended September 30, 2020 (unaudited)
Net income (loss)	$131,233	$(2,566,913)	$(2,435,680)
Change in fair value of warrant liabilities	—	(2,566,913)	(2,566,913)
Basic and diluted net loss per share, Class A and Class B non-redeemable common stock	(0.13)	(0.53)	(0.66)

Statement of operations for the Year ended December 31, 2020 (audited)
Net income (loss)	$(2,765,450)	$(40,220,713)	$(42,986,163)
Change in fair value of warrant liabilities	—	(40,220,713)	(40,220,713)
Basic and diluted net loss per share, Class A and Class B non-redeemable common stock	(0.72)	(8.28)	(9.00)

Statements of Cash Flows for the Period ended December 31, 2019 (audited)
Net income (loss)	$62,359	$5,281,461	$5,343,820
Transaction costs allocable to warrant liabilities	—	857,689	857,689
Change in fair value of warrant liabilities	—	(6,139,150)	(6,139,150)

Statements of Cash Flows for the Three months ended March 31, 2020 (unaudited)
Net income (loss)	$259,471	$949,700	$1,209,171
Change in fair value of warrant liabilities	—	(949,700)	(949,700)

Statements of Cash Flows for the Six months ended June 30, 2020 (unaudited)
Net income (loss)	$295,843	$2,135,400	$2,431,243
Change in fair value of warrant liabilities	—	(2,135,400)	(2,135,400)

Statements of Cash Flows for the Nine months ended September 30, 2020 (unaudited)
Net income (loss)	$131,233	$(2,566,913)	$(2,435,680)
Change in fair value of warrant liabilities	—	2,566,913	2,566,913

Statements of Cash Flows for the Year ended December 31, 2020 (audited)
Net income (loss)	$(2,765,450)	$(40,220,713)	$(42,986,163)
Change in fair value of warrant liabilities	—	40,220,713	40,220,713